Note 6 - Restricted Cash (Details) (USD $) In Millions, unless otherwise specified	Oct. 31, 2013	Jan. 31, 2013	Oct. 31, 2012
Note 6 - Restricted Cash (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 60.0
Restricted Cash and Cash Equivalents	40.8		3.9
Outstanding Letters of Credit [Member]
Note 6 - Restricted Cash (Details) [Line Items]
Restricted Cash and Cash Equivalents	34.9
Future Letters Of Credit [Member]
Note 6 - Restricted Cash (Details) [Line Items]
Restricted Cash and Cash Equivalents	0.9
Funds For Insurance Liabilities [Member]
Note 6 - Restricted Cash (Details) [Line Items]
Restricted Cash and Cash Equivalents	$ 5.0		$ 3.9